Accrued expenses (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued bonus included in accrued legal and professional fees	$ 630	$ 720
General and Administrative Expense [Member]
Professional fees paid	$ 4,970	$ 4,645	$ 3,985